Long-Term Debt - Additional Information (Detail) $ in Millions		6 Months Ended	12 Months Ended
	Jun. 27, 2018 CAD ($) Tranches	Jun. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Jun. 26, 2018 CAD ($)	May 06, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of tranches | Tranches	2
Additional revolving credit facilities amount	$ 400,000,000					$ 200,000,000
Gain on modification of revolving credit facilities		$ 1,400,000
Credit facility average interest rate			4.53%	3.20%
Letter of credit issued			$ 48,000,000	$ 51,800,000
Letter of credit outstanding			48,000,000	51,800,000
Letter of credit issued and outstanding in addition			$ 23,800,000	4,300,000
Canadian prime rate and US base rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowing, interest rate basis			CAD: prime rate loan or a banker's acceptance, USD: US base rate or LIBOR advance, Sterling or Euro: LIBRO advance
US funds [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility payable			$ 13,600,000	106,900,000	$ 10.0			$ 85.0
Bonds issued under surety facilities			791,400,000	587,100,000	$ 580.2			$ 467.0
Foreign currencies [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued under surety facilities			4,700,000	1,000,000
Canadian funds [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility payable			515,000,000	103,000,000
Bonds issued under surety facilities			3,500,000	200,000
Expire before two thousand twenty [member]
Disclosure of detailed information about borrowings [line items]
Letter of credit issued and outstanding in addition			14,700,000	4,300,000
Expire after two thousand twenty [member]
Disclosure of detailed information about borrowings [line items]
Letter of credit issued and outstanding in addition			9,100,000	0
Revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount	$ 800,000,000		800,000,000
Revolving credit facilities maturity term	5 years
Agreement expiry date	Jun. 27, 2023
Unused capacity amount			$ 223,400,000	$ 538,300,000
Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Weighted average rate of interest			3.16%	3.46%	3.16%			3.46%
Aggregate maturity value of notes			$ 78,200,000	$ 61,900,000
Notes payable [member] | US funds [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable			23,200,000	$ 57,400,000	$ 17.0			$ 45.7
Notes payable [member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable			$ 32,900,000
Term loan [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount	$ 310,000,000
Term loan tranche B [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities maturity term	4 years
Agreement expiry date	Jun. 27, 2022
Drawn borrowing facilities	$ 150,000,000
Term loan tranche C [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities maturity term	5 years
Agreement expiry date	Jun. 27, 2023
Drawn borrowing facilities	$ 160,000,000
Tranche A [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount							$ 150,000,000
Finance lease obligations [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.40%	1.40%	1.40%			1.40%
Finance lease obligations [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.25%	5.25%	5.25%			5.25%